INCOME TAXES - Schedule of Loss Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (107,889)	$ (109,088)	$ (498,242)
Foreign	(7,679)	3,416	(5,807)
Net loss before income tax	$ (115,568)	$ (105,672)	$ (504,049)